UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09165

Kelmoore Strategic Trust

(Exact name of registrant as specified in charter)

2465 East Bayshore Road, Suite 300 Palo Alto, CA	94303
(Address of principal executive offices)	(Zip code)

Matthew Kelmon, President

Kelmoore Strategic Trust

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Name and address of agent for service)

registrant’s telephone number, including area code: 800-486-3717

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The Kelmoore Strategy® Funds

Semi-Annual Report

Kelmoore Strategy® Fund

Kelmoore Strategy® Eagle Fund

Kelmoore Strategy® Liberty Fund

JUNE 30, 2007

KELMOORE STRATEGIC TRUST	For the Six Months Ended
DISCLOSURE OF FUND EXPENSES (Unaudited)	June 30, 2007

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs paid by shareholders, which include sales charges (loads) on purchase payments (applicable to Class A shares only), reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution and service (12b-1) fees, and shareholder reports (like this one), among other expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period of January 1, 2007 through June 30, 2007. Transaction costs paid by the funds, including brokerage commissions on equity and options transactions paid by the funds to Kelmoore Investment Company, Inc. and other brokers, are treated as costs of acquiring or disposing of assets and thus are not reflected in the expense examples below or the funds’ expense ratios.

This table illustrates your fund’s costs in two ways:

Actual Expenses: This section provides information about actual account values and actual expenses, and is intended to help you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes: This section is intended to help you compare your fund’s costs with those of other mutual funds. It provides information about hypothetical account values and hypothetical expenses assuming that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. Therefore, the hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

KELMOORE STRATEGIC TRUST	For the Six Months Ended
DISCLOSURE OF FUND EXPENSES (Unaudited)	June 30, 2007

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs paid by shareholders such as sales charges (loads). Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher for Class A shares.

	Beginning Account Value 01/01/07	Ending Account Value 06/30/07	Expense Ratio(1)	Expenses Paid During Period 01/01/07-06/30/07(2)
Kelmoore Strategy® Fund
Actual
Class C	$1,000.00	$1,032.90	2.90%	$14.69
Class A	$1,000.00	$1,036.60	2.15%	$10.92
Hypothetical (5% Return before expenses)
Class C	$1,000.00	$1,010.47	2.90%	$14.53
Class A	$1,000.00	$1,014.21	2.15%	$10.80
Kelmoore Strategy® Eagle Fund
Actual
Class C	$1,000.00	$1,006.60	2.90%	$14.48
Class A	$1,000.00	$1,010.90	2.15%	$10.75
Hypothetical (5% Return before expenses)
Class C	$1,000.00	$1,010.50	2.90%	$14.51
Class A	$1,000.00	$1,014.24	2.15%	$10.77
Kelmoore Strategy® Liberty Fund
Actual
Class C	$1,000.00	$1,027.60	3.00%	$15.19
Class A	$1,000.00	$1,031.40	2.25%	$11.37
Hypothetical (5% Return before expenses)
Class C	$1,000.00	$1,009.95	3.00%	$15.06
Class A	$1,000.00	$1,013.74	2.25%	$11.27

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

KELMOORE STRATEGY® FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	June 30, 2007

Shares		Value (Note 1)
COMMON STOCKS — 102.1%
	Consumer Discretionary — 12.9%
80,000	Best Buy Co., Inc.	$3,733,600
35,000	Comcast Corp., Class A+	984,200
30,000	General Motors Corp.	1,134,000
40,000	Home Depot, Inc.	1,574,000
2,500	Idearc, Inc.	88,325
15,000	MGM Mirage+	1,237,200
15,000	Sears Holdings Corp.+	2,542,500

		11,293,825

	Consumer Staples — 9.1%
25,000	Altria Group, Inc.	1,753,500
20,000	Coca-Cola Co. (The)	1,046,200
20,000	Costco Wholesale Corp.	1,170,400
25,000	Procter & Gamble Co.	1,529,750
50,000	Wal-Mart Stores, Inc.	2,405,500

		7,905,350

	Energy — 6.4%
25,000	Chevron Corp.	2,106,000
100,000	Halliburton Co.	3,450,000

		5,556,000

	Financials — 17.7%
20,000	American Express Co.	1,223,600
50,000	Citigroup, Inc.	2,564,500
10,000	Goldman Sachs Group, Inc. (The)	2,167,500
50,000	JPMorgan Chase & Co.	2,422,500
40,000	Merrill Lynch & Co., Inc.	3,343,200
50,000	NYSE Euronext, Inc.	3,681,000

		15,402,300

	Health Care — 17.2%
50,000	Amgen, Inc.+	2,764,500
20,000	Eli Lilly & Co.	1,117,600
54,600	Genentech, Inc.+	4,131,036
50,000	Johnson & Johnson	3,081,000
50,000	Merck & Co., Inc.	2,490,000
25,000	Wyeth	1,433,500

		15,017,636

	Industrials — 15.5%
25,000	3M Co.	2,169,750
20,000	Boeing Co.	1,923,200
100,000	General Electric Co.	3,828,000
20,000	Honeywell International, Inc.	1,125,600
70,000	Tyco International, Ltd.+	2,365,300
30,000	United Technologies Corp.	2,127,900

		13,539,750

	Information Technology — 16.2%
100,000	Cisco Systems, Inc.+	2,785,000
20,000	Hewlett-Packard Co.	892,400
100,000	Intel Corp.	2,376,000
10,000	International Business Machines Corp.	1,052,500
75,000	Microsoft Corp.	2,210,250
75,000	Texas Instruments, Inc.	2,822,250
75,000	Yahoo!, Inc.+	2,034,750

		14,173,150

	Materials — 2.6%
25,000	Alcoa, Inc.	1,013,250
25,000	E.I. du Pont de Nemours & Co.	1,271,000

		2,284,250

	Telecommunication Services — 4.5%
75,000	AT&T, Inc.	3,112,500
20,000	Verizon Communications, Inc.	823,400
		3,935,900

	TOTAL COMMON STOCKS (Cost $90,958,567)	89,108,161

WARRANTS — 0.0%
	Information Technology — 0.0%
36,415	Alcatel-Lucent, ADR+ (Cost $0)	6,191

Number of Contract Shares Subject to Put		Expiration Date	Strike Price
PUT OPTIONS PURCHASED — 0.4%
	Consumer Discretionary — 0.0%
15,000	MGM Mirage	07/21/07	$75.00	5,625

See Notes to Financial Statements.

KELMOORE STRATEGY® FUND
PORTFOLIO OF INVESTMENTS (Unaudited) -
(Continued)	June 30, 2007

Number of Contract Shares Subject to Put/Call		Expiration Date	Strike Price	Value (Note 1)
	Exchange-Traded Funds — 0.4%
300,000	SPDR Trust Series 1	07/21/07	$147.00	$330,000

	Industrials — 0.0%
50,000	Caterpillar, Inc.	07/21/07	75.00	42,000

	TOTAL PUT OPTIONS PURCHASED (Cost $678,690)			377,625

	TOTAL INVESTMENTS — 102.5% (Cost $91,637,257)			89,491,977

CALL OPTIONS WRITTEN — (1.2)%++
	Consumer Discretionary — (0.2)%
80,000	Best Buy Co., Inc.	07/21/07	50.00	(8,000)
35,000	Comcast Corp., Class A	08/18/07	30.00	(14,000)
30,000	General Motors Corp.	07/21/07	35.00	(90,000)
40,000	Home Depot, Inc.	07/21/07	40.00	(18,000)
15,000	MGM Mirage	07/21/07	90.00	(6,750)
15,000	Sears Holdings Corp.	08/18/07	185.00	(17,250)

				(154,000)

	Consumer Staples — (0.1)%
25,000	Altria Group, Inc.	08/18/07	70.00	(45,000)
20,000	Coca-Cola Co. (The)	07/21/07	52.50	(15,000)
20,000	Costco Wholesale Corp.	07/21/07	57.50	(39,000)
25,000	Procter & Gamble Co.	07/21/07	65.00	(1,875)
50,000	Wal-Mart Stores, Inc.	07/21/07	50.00	(8,000)

				(108,875)

Number of Contract Shares Subject to Call
	Energy — (0.1)%
25,000	Chevron Corp.	07/21/07	85.00	(32,500)
100,000	Halliburton Co.	07/21/07	35.00	(60,000)

				(92,500)

	Financials — (0.0)%
20,000	American Express Co.	07/21/07	65.00	(2,000)
25,000	Citigroup, Inc.	07/21/07	55.00	(3,750)
10,000	Goldman Sachs Group, Inc. (The)	07/21/07	240.00	(2,500)
50,000	JPMorgan Chase & Co.	08/18/07	52.50	(15,000)
40,000	Merrill Lynch & Co., Inc.	07/21/07	95.00	(4,000)

				(27,250)

	Health Care — (0.1)%
54,600	Genentech, Inc.	08/18/07	85.00	(10,920)
50,000	Merck & Co., Inc.	07/21/07	50.00	(50,000)
25,000	Wyeth	07/21/07	60.00	(7,500)

				(68,420)

	Industrials — (0.4)%
25,000	3M Co.	07/21/07	80.00	(203,750)
20,000	Boeing Co.	07/21/07	100.00	(11,000)
100,000	General Electric Co.	07/21/07	40.00	(26,000)
20,000	Honeywell International, Inc.	08/18/07	60.00	(12,000)
70,000	Tyco International, Ltd.	07/21/07	35.00	(21,000)
30,000	United Technologies Corp.	07/21/07	70.00	(60,000)

				(333,750)

	Information Technology — (0.2)%
20,000	Hewlett-Packard Co.	08/18/07	47.50	(10,000)

See Notes to Financial Statements.

KELMOORE STRATEGY® FUND
PORTFOLIO OF INVESTMENTS (Unaudited) -
(Continued)	June 30, 2007

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
100,000	Intel Corp.	07/21/07	$25.00	$(30,000)
10,000	International Business Machines Corp.	07/21/07	110.00	(4,000)
75,000	Microsoft Corp.	07/21/07	30.00	(29,250)
75,000	Texas Instruments, Inc.	07/21/07	37.50	(81,750)
75,000	Yahoo!, Inc.	08/18/07	30.00	(41,250)

				(196,250)

	Materials — (0.0)%
25,000	Alcoa, Inc.	08/18/07	42.50	(38,750)
25,000	E.I. du Pont de Nemours & Co.	08/18/07	55.00	(6,250)

				(45,000)

	Telecommunication Services — (0.1)%
75,000	AT&T, Inc.	08/18/07	42.50	(63,750)
20,000	Verizon Communications, Inc.	08/18/07	45.00	(2,500)

				(66,250)

	TOTAL CALL OPTIONS WRITTEN (Premiums Received $(1,143,854))			(1,092,295)

CASH AND OTHER ASSETS, LESS LIABILITIES — (1.3)%				(1,134,879)

NET ASSETS — 100.0%				$87,264,803

Portfolio Sector Weighting (as a percent of market value)
Financials	17.4%
Health Care	16.9%
Information Technology	15.8%
Industrials	15.0%
Consumer Discretionary	12.6%
Consumer Staples	8.8%
Energy	6.2%
Telecommunication Services	4.4%
Materials	2.5%
Exchange-Traded Funds	0.4%

ADR American Depository Receipt.

+	Non-income producing security.

++	All of the written call options have common stock pledged as collateral.

See Notes to Financial Statements.

KELMOORE STRATEGY® EAGLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	June 30, 2007

Shares		Value (Note 1)
COMMON STOCKS — 95.9%
	Consumer Discretionary — 8.1%
50,000	Best Buy Co., Inc.	$2,333,500
50,000	Boyd Gaming Corp.	2,459,500
400,900	Sirius Satellite Radio, Inc.+	1,210,718
100,000	Starbucks Corp.+	2,624,000
50,000	XM Satellite Radio Holdings, Inc., Class A+	588,500

		9,216,218

	Financials — 9.1%
10,000	Bear Stearns Cos., Inc. (The)	1,400,000
10,000	Goldman Sachs Group, Inc. (The)	2,167,500
20,000	Lehman Brothers Holdings, Inc.	1,490,400
20,000	Merrill Lynch & Co., Inc.	1,671,600
50,000	NYSE Euronext, Inc.	3,681,000

		10,410,500

	Health Care — 10.6%
70,000	Amgen, Inc.+	3,870,300
50,000	Celgene Corp.+	2,866,500
50,000	Genentech, Inc.+	3,783,000
25,000	Genzyme Corp.+	1,610,000

		12,129,800

	Information Technology — 68.1%
50,000	Adobe Systems, Inc.+	2,007,500
60,000	Akamai Technologies, Inc.+	2,918,400
100,000	Applied Materials, Inc.	1,987,000
150,000	Broadcom Corp., Class A+	4,387,500
150,000	Cisco Systems, Inc.+	4,177,500
200,000	Creative Technology, Ltd.	962,000
100,000	eBay, Inc.+	3,218,000
100,000	Electronic Arts, Inc.+	4,732,000
10,000	Google, Inc., Class A+	5,233,800
100,000	Intel Corp.	2,376,000
100,000	Lam Research Corp.+	5,140,000
50,000	Linear Technology Corp.	1,809,000
250,000	Marvell Technology Group, Ltd.+	4,552,500
107,400	Motorola, Inc.	1,900,980
75,000	Network Appliance, Inc.+	2,190,000
100,000	Oracle Corp.+	1,971,000
75,000	QUALCOMM, Inc.	3,254,250
200,000	Rackable Systems, Inc.+	2,472,000
35,000	Salesforce.com, Inc.+	1,500,100
125,000	SanDisk Corp.+	6,117,500
50,000	Semiconductor HOLDRs Trust	1,902,500
500,000	Sun Microsystems, Inc.+	2,630,000
150,000	Symantec Corp.+	3,030,000
100,000	Texas Instruments, Inc.	3,763,000
50,000	Xilinx, Inc.	1,338,500
75,000	Yahoo!, Inc.+	2,034,750

		77,605,780

	TOTAL COMMON STOCKS (Cost $123,480,245)	109,362,298

Number of Contract Shares Subject to Put/Call		Expiration Date	Strike Price
PUT OPTIONS PURCHASED — 0.2%
	Exchange-Traded Funds — 0.2%
750,000	PowerShares QQQ	07/21/07	$46.00	187,500

	TOTAL PUT OPTIONS PURCHASED (Cost $679,500)			187,500

	TOTAL INVESTMENTS — 96.1% (Cost $124,159,745)			109,549,798

CALL OPTIONS WRITTEN — (1.0)% ++
	Consumer Discretionary — (0.0)%
50,000	Best Buy Co., Inc.	07/21/07	50.00	(5,000)
50,000	Boyd Gaming Corp.	07/21/07	55.00	(8,750)
100,000	Starbucks Corp.	08/18/07	27.50	(65,000)

				(78,750)

	Financials — (0.1)%
10,000	Bear Stearns Cos., Inc. (The)	07/21/07	155.00	(2,500)

See Notes to Financial Statements.

KELMOORE STRATEGY® EAGLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) -
(Continued)	June 30, 2007

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
10,000	Goldman Sachs Group, Inc. (The)	08/18/07	$230.00	$(34,000)
20,000	Lehman Brothers Holdings, Inc.	07/21/07	80.00	(10,000)
20,000	Merrill Lynch & Co., Inc.	08/18/07	90.00	(26,000)

				(72,500)

	Health Care — (0.0)%
50,000	Celgene Corp.	07/21/07	70.00	(2,500)
25,000	Genzyme Corp.	07/21/07	65.00	(25,000)

				(27,500)

	Information Technology – (0.9)%
50,000	Adobe Systems, Inc.	08/18/07	42.50	(35,000)
40,000	Akamai Technologies, Inc.	08/18/07	60.00	(14,000)
100,000	Applied Materials, Inc.	07/21/07	20.00	(50,000)
150,000	Broadcom Corp., Class A	08/18/07	35.00	(37,500)
100,000	eBay, Inc.	07/21/07	35.00	(25,000)
10,000	Google, Inc., Class A	07/21/07	520.00	(159,000)
100,000	Intel Corp.	07/21/07	25.00	(30,000)
100,000	Lam Research Corp.	07/21/07	55.00	(40,000)
50,000	Linear Technology Corp.	08/18/07	40.00	(17,500)
250,000	Marvell Technology Group, Ltd.	08/18/07	20.00	(150,000)
75,000	Network Appliance, Inc.	08/18/07	35.00	(15,000)
100,000	Oracle Corp.	07/21/07	20.00	(30,000)
75,000	QUALCOMM, Inc.	07/21/07	45.00	(35,250)
35,000	Saleforce.com, Inc.	08/18/07	45.00	(65,625)
125,000	SanDisk Corp.	08/18/07	55.00	(106,250)
50,000	Semiconductor HOLDRs Trust	08/18/07	40.00	(33,000)
150,000	Symantec Corp.	08/18/07	22.50	(37,500)
100,000	Texas Instruments, Inc.	08/18/07	40.00	(73,000)

Number of Contract Shares Subject to Call/Put
50,000	Xilinx, Inc.	07/21/07	27.50	(22,500)
75,000	Yahoo!, Inc.	08/18/07	30.00	(41,250)

				(1,017,375)

	TOTAL CALL OPTIONS WRITTEN (Premiums Received $(1,554,744))			(1,196,125)

PUT OPTIONS WRITTEN — (0.6)%
	Consumer Discretionary — (0.5)%
100,000	Hovnanian Enterprises, Inc., Class A	07/21/07	20.00	(350,000)
12,500	MGM Mirage	08/18/07	95.00	(162,500)

				(512,500)

	Information Technology — (0.1)%
100,000	Micron Technology, Inc.	08/18/07	14.00	(160,000)

	TOTAL PUT OPTIONS WRITTEN (Premiums Received $(343,720))			(672,500)

CASH AND OTHER ASSETS, LESS LIABILITIES — 5.5%				6,283,023

NET ASSETS — 100.0%				$113,964,196

Portfolio Sector Weighting (as a percent of market value)
Information Technology	71.0%
Health Care	11.2%
Financials	9.6%
Consumer Discretionary	8.0%
Exchange-Traded Funds	0.2%

+	Non-income producing security.

++	All of the written call options have common stocks pledged as collateral.

See Notes to Financial Statements.

KELMOORE STRATEGY® LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	June 30, 2007

Shares		Value (Note 1)
COMMON STOCKS — 75.8%
	Consumer Discretionary — 10.9%
22,500	Best Buy Co., Inc.	$1,050,075
30,000	Home Depot, Inc.	1,180,500
500	Idearc, Inc.	17,665
40,000	News Corp., Class B	917,600
5,000	Sears Holdings Corp.+	847,500
8,600	Time Warner Inc.	180,944

		4,194,284

	Consumer Staples — 4.4%
15,000	Coca - Cola Co. (The)	784,650
15,000	Procter & Gamble Co.	917,850

		1,702,500

	Energy — 5. 5%
15,000	Chevron Corp.	1,263,600
25,000	Halliburton Co.	862,500

		2,126,100

	Financials — 14.2%
10,000	American Express Co.	611,800
9,300	American International Group, Inc.	651,279
5,000	Goldman Sachs Group, Inc. (The)	1,083,750
10,000	Lehman Brothers Holdings, Inc.	745,200
10,000	Merrill Lynch & Co., Inc.	835,800
10,000	Morgan Stanley	838,800
10,000	NYSE Euronext, Inc.	736,200

		5,502,829

	Health Care — 13.9%
20,000	Amgen, Inc.+	1,105,800
12,500	Eli Lilly & Co.	698,500
20,000	Johnson & Johnson	1,232,400
10,000	Medtronic, Inc.	518,600
10,000	Merck & Co., Inc.	498,000
30,000	Pfizer, Inc.	767,100
10,000	Wyeth	573,400

		5,393,800

	Industrials — 9.5%
4,000	FedEx Corp.	443,880
12,500	General Dynamics Corp.	977,750
35,000	Tyco International, Ltd.+	1,182,650
15,000	United Technologies Corp.	1,063,950

		3,668,230

	Information Technology — 15.3%
43,900	Cisco Systems, Inc.+	1,222,615
3,000	Google, Inc., Class A+	1,570,140
70,000	Intel Corp.	1,663,200
27,300	Microsoft Corp.	804,531
25,000	Yahoo!, Inc.+	678,250

		5,938,736

	Telecommunication Services — 2.1%
20,000	Verizon Communications, Inc.	823,400

	TOTAL COMMON STOCKS (Cost $29,958,945)	29,349,879

EXCHANGE-TRADED FUNDS — 3.1%
25,000	Powershares QQQ	1,189,250

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,187,750)	1,189,250

Number of Contract Shares Subject to Put/Call		Expiration Date	Strike Price
PUT OPTIONS PURCHASED — 0.8%
	Exchange-Traded Funds — 0.8%
300,000	SPDR Trust Series 1	07/21/07	$147.00	330,000

	TOTAL PUT OPTIONS PURCHASED (Cost $556,800)			330,000

	TOTAL INVESTMENTS — 79.7% (Cost $31,703,495)			30,869,129

CALL OPTIONS WRITTEN — (0.7)%++
	Consumer Discretionary — (0.1)%
22,500	Best Buy Co., Inc.	07/21/07	50.00	(2,250)

See Notes to Financial Statements.

KELMOORE STRATEGY® LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) -
(Continued)	June 30, 2007

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
30,000	Home Depot, Inc.	07/21/07	$40.00	$(13,500)
40,000	News Corp., Class B	08/18/07	25.00	(8,000)
5,000	Sears Holdings Corp.	08/18/07	180.00	(10,500)

				(34,250)

	Consumer Staples — (0.0)%
15,000	Coca-Cola Co. (The)	08/18/07	52.50	(18,750)
15,000	Procter & Gamble Co.	07/21/07	65.00	(1,125)

				(19,875)

	Energy — (0.1)%
15,000	Chevron Corp.	07/21/07	85.00	(19,500)
25,000	Halliburton Co.	07/21/07	35.00	(15,000)

				(34,500)

	Financials — (0.1)%
10,000	American Express Co.	08/18/07	65.00	(6,000)
5,000	Goldman Sachs Group, Inc. (The)	08/18/07	240.00	(7,000)
10,000	Lehman Brothers Holdings, Inc.	07/21/07	80.00	(5,000)
10,000	Merrill Lynch & Co., Inc.	07/21/07	90.00	(5,000)
10,000	Morgan Stanley	07/21/07	90.00	(4,000)
10,000	NYSE Euronext, Inc.	07/21/07	80.00	(6,000)

				(33,000)

	Health Care — (0.1)%
12,500	Eli Lilly & Co.	10/20/07	60.00	(10,625)
20,000	Johnson & Johnson	07/21/07	65.00	(2,000)
10,000	Medtronic, Inc.	07/21/07	52.50	(8,500)
10,000	Merck & Co., Inc.	07/21/07	55.00	(500)
10,000	Wyeth.	07/21/07	60.00	(3,000)

				(24,625)

Number of Contract Shares Subject to Call/Put
	Industrials — (0.1)%
4,000	FedEx Corp.	07/21/07	115.00	(3,000)
12,500	General Dynamics Corp.	08/18/07	85.00	(4,375)
35,000	Tyco International, Ltd.	07/21/07	35.00	(10,500)
12,600	United Technologies Corp.	08/18/07	70.00	(34,650)

				(52,525)

	Information Technology — (0.2)%
3,000	Google, Inc., Class A	07/21/07	520.00	(47,700)
70,000	Intel Corp.	07/21/07	25.00	(21,000)
25,000	Yahoo!, Inc.	08/18/07	30.00	(13,750)

				(82,450)

	Telecommunication Services – (0.0)%
20,000	Verizon Communications, Inc.	08/18/07	42.50	(11,000)

	TOTAL CALL OPTIONS WRITTEN (Premiums Received $(448,870))			(292,225)

PUT OPTIONS WRITTEN — (0.7)%
	Consumer Discretionary — (0.1)%
21,400	Time Warner Inc.	07/21/07	22.50	(31,565)

	Consumer Staples — (0.0)%
10,000	Altria Group, Inc.	07/21/07	70.00	(9,000)

	Energy — (0.0)%
10,000	Exxon Mobil Corp.	07/21/07	80.00	(4,000)

	Financials — (0.2)%
700	American International Group, Inc.	07/21/07	75.00	(3,360)
15,000	Citigroup, Inc.	07/21/07	55.00	(56,250)

				(59,610)

See Notes to Financial Statements.

KELMOORE STRATEGY® LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) -
(Continued)	June 30, 2007

Number of Contract Shares Subject to Put		Expiration Date	Strike Price	Value (Note 1)
	Industrials — (0.1)%
10,000	Boeing Co.	07/21/07	$100.00	$(40,000)
20,000	General Electric Co.	07/21/07	37.50	(8,000)

				(48,000)

	Information Technology — (0.3)%
15,000	Hewlett-Packard Co.	07/21/07	45.00	(15,000)
7,500	International Business Machines Corp.	07/21/07	105.00	(12,375)
2,700	Microsoft Corp.	07/21/07	35.00	(15,053)
30,000	Texas Instruments, Inc.	07/21/07	40.00	(74,100)

				(116,528)

	TOTAL PUT OPTIONS WRITTEN (Premiums Received $(267,432))			(268,703)

CASH AND OTHER ASSETS, LESS LIABILITIES — 21.7%				8,406,342

NET ASSETS — 100.0%				$38,714,543

Portfolio Sector Weighting (as a percent of market value)
Information Technology	18.9%
Financials	17.9%
Health Care	17.7%
Consumer Discretionary	13.6%
Industrials	11.8%
Energy	6.9%
Consumer Staples	5.5%
Exchange-Traded Funds	5.0%
Telecommunication Services	2.7%

+	Non-income producing security.

++	All of the written call options have common stocks pledged as collateral.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST	June 30, 2007
STATEMENTS OF ASSETS AND LIABILITIES	(Unaudited)

	Kelmoore Strategy® Fund	Kelmoore Strategy® Eagle Fund	Kelmoore Strategy® Liberty Fund
ASSETS:
Investments at market value (Cost $91,637,257, $124,159,745 and $31,703,495, respectively) (Note 1)	$89,491,977	$109,549,798	$30,869,129
Cash (Note 1)	—	1,193,943	254,880
Segregated cash for open written put option contracts (Note 1)	—	4,816,875	8,183,700
Receivables:
Premiums for options written	57,679	706,126	57,139
Capital stock sold	59,468	199,003	114,592
Dividends and interest	73,373	39,886	67,539
Prepaid assets	32,135	38,216	32,041

TOTAL ASSETS	89,714,632	116,543,847	39,579,020

LIABILITIES:
Payables:
Cash overdraft	786,554	—	—
Capital stock redeemed	258,803	304,762	169,628
Advisory fees	77,816	99,349	34,812
Distribution fees (Class C)	37,897	44,221	15,015
Distribution fees (Class A)	9,521	13,709	4,582
Trustees fees	513	—	544
Other accrued expenses	186,430	248,985	78,968
Option contracts written (Proceeds $1,143,854, $1,898,464 and $716,302, respectively) (Note 1)	1,092,295	1,868,625	560,928

TOTAL LIABILITIES	2,449,829	2,579,651	864,477

NET ASSETS	$87,264,803	$113,964,196	$38,714,543

CLASS C SHARES:
Applicable to 1,605,211, 5,873,413 and 372,969 shares, respectively; unlimited number of shares of beneficial interest authorized with $0.001 par value	$43,748,414	$50,987,762	$17,404,688

Net asset value, offering and redemption price per Class C share	$27.25	$8.68	$46.67

CLASS A SHARES:
Applicable to 1,445,612, 6,531,272 and 427,664 shares, respectively; unlimited number of shares of beneficial interest authorized with $0.001 par value	$43,516,389	$62,976,434	$21,309,855

Net asset value and redemption price per Class A share	$30.10	$9.64	$49.83

Offering price per Class A share (Net asset value ÷ 0.945)*	$31.85	$10.20	$52.73

NET ASSETS CONSIST OF:
Paid-in capital	$244,530,668	$151,736,004	$42,126,363
Undistributed net investment loss	(412,849)	(1,211,749)	(131,658)
Accumulated net realized loss on investments and written options	(154,759,295)	(21,979,951)	(2,601,170)
Net unrealized depreciation on investments and written options	(2,093,721)	(14,580,108)	(678,992)

NET ASSETS	$87,264,803	$113,964,196	$38,714,543

*	Offering price includes sales charge of 5.50%.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST	For the Six Months Ended
STATEMENTS OF OPERATIONS	June 30, 2007 (Unaudited)

	Kelmoore Strategy® Fund	Kelmoore Strategy® Eagle Fund	Kelmoore Strategy® Liberty Fund
INVESTMENT INCOME:
Dividends	$673,247	$206,846	$222,941
Interest	138,376	150,412	182,275

Total Income	811,623	357,258	405,216

EXPENSES:
Investment advisory fees (Note 3)	485,476	637,241	208,099
Distribution fees Class C (Note 3)	240,931	274,718	91,535
Distribution fees Class A (Note 3)	61,136	90,631	29,141
Accounting fees	14,959	14,959	14,959
Administration fees	52,436	68,818	22,486
Custodian fees	23,263	35,466	13,831
Insurance fees	17,364	23,210	6,742
Miscellaneous expenses	22,070	27,569	12,167
Printing fees	24,657	35,754	10,274
Professional fees	76,811	100,550	32,998
Registration fees	9,925	15,062	4,039
Transfer agent fees	229,941	286,728	90,496
Trustees’ fees	15,645	20,482	6,717

Total Expenses	1,274,614	1,631,188	543,484
Fee Waivers (Note 3)	(74,158)	(84,301)	(12,105)
Recoupment of Prior Year Fee Waivers (Note 3)	24,016	22,120	5,495

Net Expenses	1,224,472	1,569,007	536,874

Net Investment Loss	(412,849)	(1,211,749)	(131,658)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain from:
Investments	6,087,293	16,758,228	1,538,071
Written options	1,891,639	5,519,464	1,851,740
Net change in unrealized appreciation/depreciation on:
Investments	(3,289,460)	(18,250,523)	(2,124,291)
Written options	(793,045)	(1,722,862)	111,867

Net realized and change in unrealized gain on investments and written options	3,896,427	2,304,307	1,377,387

Net increase in net assets resulting from operations	$3,483,578	$1,092,558	$1,245,729

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Kelmoore Strategy® Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS:
Net investment loss	$(412,849)	$(1,399,472)
Net realized gain/(loss) on investments and written options	7,978,932	(612,760)
Net change in unrealized appreciation/depreciation on investments and written options	(4,082,505)	10,352,147
Payment from affiliate (Notes 7, 8)	—	684,550

Net increase in net assets resulting from operations	3,483,578	9,024,465

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Realized capital gains:
Class C	(3,158,958)*	—
Class A	(2,918,238)*	—
Tax return of capital:
Class C	—	(8,754,572)
Class A	—	(8,591,526)

Total distributions to shareholders	(6,077,196)	(17,346,098)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class C	2,729,964	14,190,662
Class A	2,900,497	8,877,134
Reinvestment of distributions:
Class C	1,606,149	4,480,049
Class A	1,347,873	4,168,051
Cost of shares redeemed:
Class C	(11,871,896)	(28,102,266)
Class A	(13,406,138)	(34,433,584)

Decrease in net assets derived from capital share transactions (a)	(16,693,551)	(30,819,954)

TOTAL DECREASE IN NET ASSETS .	(19,287,169)	(39,141,587)
NET ASSETS:
Beginning of period	106,551,972	145,693,559

End of period	$87,264,803	$106,551,972

Accumulated net investment loss	$(412,849)	$—

(a) Transactions in capital stock were:
Shares sold:
Class C	97,285	482,785
Class A	93,777	281,748
Shares issued through reinvestment of distributions:
Class C	57,527	154,423
Class A	43,900	132,237
Shares redeemed:
Class C	(422,224)	(969,693)
Class A	(435,280)	(1,095,023)

Decrease in shares outstanding	(565,015)	(1,013,523)

*	Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	Kelmoore Strategy® Eagle Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS:
Net investment loss	$(1,211,749)	$(3,589,336)
Net realized gain/(loss) on investments and written options	22,277,692	(27,956,521)
Net change in unrealized appreciation/depreciation on investments and written options	(19,973,385)	23,895,454
Payment from affiliate (Notes 7, 8)	—	726,530

Net increase/(decrease) in net assets resulting from operations	1,092,558	(6,923,873)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Realized capital gains:
Class C	(6,226,273)*	—
Class A	(7,396,118)*	—
Tax return of capital:
Class C	—	(14,895,805)
Class A	—	(20,114,607)

Total distributions to shareholders	(13,622,391)	(35,010,412)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class C	4,749,995	14,132,575
Class A	5,663,113	22,138,815
Reinvestment of distributions:
Class C	3,331,926	8,609,568
Class A	3,191,032	9,394,146
Cost of shares redeemed:
Class C	(11,000,753)	(37,144,200)
Class A	(23,445,708)	(60,431,991)

Decrease in net assets derived from capital share transactions (a)	(17,510,395)	(43,301,087)

TOTAL DECREASE IN NET ASSETS	(30,040,228)	(85,235,372)
NET ASSETS:
Beginning of period	144,004,424	229,239,796

End of period	$113,964,196	$144,004,424

Accumulated net investment loss	$(1,211,749)	$—

(a) Transactions in capital stock were:
Shares sold:
Class C	513,754	1,280,801
Class A	555,698	1,798,064
Shares issued through reinvestment of distributions:
Class C	366,804	796,064
Class A	317,853	803,991
Shares redeemed:
Class C	(1,188,496)	(3,487,159)
Class A	(2,305,103)	(5,156,784)

Decrease in shares outstanding	(1,739,490)	(3,965,023)

*	Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	Kelmoore Strategy® Liberty Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS:
Net investment loss	$(131,658)	$(377,481)
Net realized gain on investments and written options	3,389,811	1,882,713
Net change in unrealized appreciation/depreciation on investments and written options	(2,012,424)	2,934,817
Payment from affiliate (Notes 7, 8)	—	70,120

Net increase in net assets resulting from operations	1,245,729	4,510,169

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Realized capital gains:
Class C	(1,056,970)*	—
Class A	(1,254,268)*	—
Tax return of capital:
Class C	—	(2,393,322)
Class A	—	(3,166,395)

Total distributions to shareholders	(2,311,238)	(5,559,717)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class C	3,055,457	5,864,250
Class A	3,200,525	5,066,936
Reinvestment of distributions:
Class C	438,965	971,065
Class A	551,463	1,474,406
Cost of shares redeemed:
Class C	(4,141,218)	(10,890,821)
Class A	(6,721,430)	(14,670,457)

Decrease in net assets derived from capital share transactions (a)	(3,616,238)	(12,184,621)

TOTAL DECREASE IN NET ASSETS	(4,681,747)	(13,234,169)
NET ASSETS:
Beginning of period	43,396,290	56,630,459

End of period	$38,714,543	$43,396,290

Accumulated net investment loss	$(131,658)	$—

(a) Transactions in capital stock were:
Shares sold:
Class C	63,921	120,012
Class A	62,970	98,273
Shares issued through reinvestment of distributions:
Class C	9,236	19,932
Class A	10,901	28,726
Shares redeemed:
Class C	(86,745)	(222,557)
Class A	(132,270)	(284,914)

Decrease in shares outstanding	(71,987)	(240,528)

*	Based on fiscal year to date book income Amounts are subject to change and recharacterization at fiscal year end.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2007

The financial highlights table below is intended to help you understand the financial performance of the Strategy Fund’s Class C shares for the past 5 years. Certain information reflects financial results for a single Strategy Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

	Kelmoore Strategy® Fund — Class C
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003	Year Ended February 28, 2002
Net asset value, beginning of period	$28.19	$30.30	$32.01	$38.90	$34.30	$48.30	$63.30

Income/(loss) from investment operations:
Net investment income/(loss)	(0.18)	(0.49)	(0.23)	0.14	(0.40)	(0.70)	(0.80)
Net realized and unrealized gain/(loss) on investments	1.10	2.36	1.45	(2.70)	9.20	(9.80)	(8.80)
Payment from affiliate (Notes 7, 8)	—	0.15 **	—	—	—	—	—

Total from investment operations	0.92	2.02	1.22	(2.56)	8.80	(10.50)	(9.60)

Less distributions from:
Net investment income	—	—	—	(0.13)	—	—	—
Realized capital gains	(1.86)	—	(2.93)	—	(4.20)	(0.10)	(0.40)
Tax return of capital	—	(4.13)	—	(4.20)	—	(3.40)	(5.00)

Total distributions	(1.86)	(4.13)	(2.93)	(4.33)	(4.20)	(3.50)	(5.40)

Net asset value, end of period	$27.25	$28.19	$30.30	$32.01	$38.90	$34.30	$48.30

Total return	3.29%[1]	7.18%	4.09%[1]	(6.82)%	26.88%	(22.04)%	(16.00)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$43,748	$52,795	$66,809	$89,996	$114,552	$85,166	$153,639
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.00%[2]	2.98%	2.88%[2]	2.66%	2.75%	2.74%	2.51%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.90%[2]	2.91%	2.75%[2]	2.66%	2.75%	2.74%	2.51%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.33)%[2]	(1.57)%	(0.95)%[2]	0.38%	(1.21)%	(1.74)%	(1.40)%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.23)%[2]	(1.50)%	(0.82)%[2]	0.38%	(1.21)%	(1.74)%	(1.40)%
Portfolio turnover rate	107.12%[1]	304.10%	224.62%[1]	104.28%	153.30%	111.73%	133.04%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

[1]	Not Annualized.

[2]	Annualized.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2007

The financial highlights table below is intended to help you understand the financial performance of the Strategy Fund’s Class A shares for the past 5 years. Certain information reflects financial results for a single Strategy Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

	Kelmoore Strategy® Fund — Class A
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003	Year Ended February 28, 2002
Net asset value, beginning of period	$30.84	$32.54	$33.94	$40.70	$35.50	$49.40	$64.10

Income/(loss) from investment operations:
Net investment income/(loss)	(0.08)	(0.27)	(0.02)	0.45	(0.20)	(0.40)	(0.40)
Net realized and unrealized gain/(loss) on investments	1.20	2.52	1.55	(2.88)	9.60	(10.00)	(8.90)
Payment from affiliate (Notes 7, 8)	—	0.18 **	—	—	—	—	—

Total from investment operations	1.12	2.43	1.53	(2.43)	9.40	(10.40)	(9.30)

Less distributions from:
Net investment income	—	—	—	(0.41)	—	—	—
Realized capital gains	(1.86)	—	(2.93)	—	(4.20)	(0.10)	(0.40)
Tax return of capital	—	(4.13)	—	(3.92)	—	(3.40)	(5.00)

Total distributions	(1.86)	(4.13)	(2.93)	(4.33)	(4.20)	(3.50)	(5.40)

Net asset value, end of period	$30.10	$30.84	$32.54	$33.94	$40.70	$35.50	$49.40

Total return+	3.66%[1]	8.01%	4.80%[1]	(6.16)%	27.70%	(21.31)%	(15.31)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$43,516	$53,757	$78,885	$102,021	$116,842	$68,336	$110,452
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.25%[2]	2.23%	2.13%[2]	1.91%	2.00%	1.99%	1.76%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.15%[2]	2.16%	2.00%[2]	1.91%	2.00%	1.99%	1.76%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(0.58)%[2]	(0.80)%	(0.20)%[2]	1.13%	(0.46)%	(0.99)%	(0.65)%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(0.48)%[2]	(0.73)%	(0.07)%[2]	1.13%	(0.46)%	(0.99)%	(0.65)%
Portfolio turnover rate	107.12%[1]	304.10%	224.62%[1]	104.28%	153.30%	111.73%	133.04%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

+	Total return calculation does not reflect sales load.

[1]	Not Annualized.

[2]	Annualized.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2007

The financial highlights table below is intended to help you understand the financial performance of the Eagle Fund’s Class C shares for the past 5 years. Certain information reflects financial results for a single Eagle Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

	Kelmoore Strategy® Eagle Fund — Class C
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003	Year Ended February 28, 2002
Net asset value, beginning of period	$9.67	$12.16	$13.53	$17.60	$15.20	$24.30	$35.70

Income/(loss) from investment operations:
Net investment loss	(0.11)	(0.29)	(0.24)	(0.17)	(0.30)	(0.50)	(0.80)
Net realized and unrealized gain/(loss) on investments	0.17	(0.10)	0.32	(0.26)	5.90	(5.70)	(5.60)
Payment from affiliate (Notes 7, 8)	—	0.04 **	—	—	—	—	—

Total from investment operations	0.06	(0.35)	0.08	(0.43)	5.60	(6.20)	(6.40)

Less distributions from:
Realized capital gains	(1.05)	—	(1.06)	(0.09)	(3.20)	(0.10)	(0.20)
Tax return of capital	—	(2.14)	(0.39)	(3.55)	—	(2.80)	(4.80)

Total distributions	(1.05)	(2.14)	(1.45)	(3.64)	(3.20)	(2.90)	(5.00)

Net asset value, end of period	$8.68	$9.67	$12.16	$13.53	$17.60	$15.20	$24.30

Total return	0.66%[1]	(3.00)%	0.82%[1]	(2.08)%	40.39%	(26.12)%	(19.25)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$50,988	$59,744	$92,341	$109,197	$75,201	$28,414	$20,475
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.00%[2]	2.87%	2.76%[2]	2.61%	3.00%	3.12%	2.99%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.90%[2]	2.81%	2.76%[2]	2.59%	3.00%	3.00%	2.99%
Ratio of net investment loss to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(2.43)%[2]	(2.45)%	(2.20)%[2]	(1.52)%	(2.46)%	(2.71)%	(2.68)%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(2.33)%[2]	(2.38)%	(2.20)%[2]	(1.50)%	(2.46)%	(2.58)%	(2.68)%
Portfolio turnover rate	98.09%[1]	199.65%	139.09%[1]	29.90%	152.84%	87.97%	119.01%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

[1]	Not Annualized.

[2]	Annualized.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2007

The financial highlights table below is intended to help you understand the financial performance of the Eagle Fund’s Class A shares for the past 5 years. Certain information reflects financial results for a single Eagle Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

	Kelmoore Strategy® Eagle Fund — Class A
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003	Year Ended February 28, 2002
Net asset value, beginning of period	$10.58	$13.02	$14.27	$18.30	$15.50	$24.70	$35.90

Income/(loss) from investment operations:
Net investment loss	(0.09)	(0.23)	(0.17)	(0.08)	(0.20)	(0.30)	(0.40)
Net realized and unrealized gain/(loss) on investments	0.20	(0.12)	0.37	(0.31)	6.20	(6.00)	(5.80)
Payment from affiliate (Notes 7, 8)	—	0.05 **	—	—	—	—	—

Total from investment operations	0.11	(0.30)	0.20	(0.39)	6.00	(6.30)	(6.20)

Less distributions from:
Realized capital gains	(1.05)	—	(1.06)	(0.09)	(3.20)	(0.10)	(0.20)
Tax return of capital	—	(2.14)	(0.39)	(3.55)	—	(2.80)	(4.80)

Total distributions	(1.05)	(2.14)	(1.45)	(3.64)	(3.20)	(2.90)	(5.00)

Net asset value, end of period	$9.64	$10.58	$13.02	$14.27	$18.30	$15.50	$24.70

Total return+	1.09%[1]	(2.36)%	1.67%[1]	(1.71)%	42.38%	(26.09)%	(18.51)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$62,976	$84,261	$136,899	$163,621	$91,612	$24,235	$22,965
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.25%[2]	2.12%	2.00%[2]	1.86%	2.25%	2.37%	2.24%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.15%[2]	2.06%	2.00%[2]	1.84%	2.25%	2.25%	2.24%
Ratio of net investment loss to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.68)%[2]	(1.70)%	(1.45)%[2]	(0.77)%	(1.71)%	(1.96)%	(1.93)%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.58)%[2]	(1.63)%	(1.45)%[2]	(0.75)%	(1.71)%	(1.83)%	(1.93)%
Portfolio turnover rate	98.09%[1]	199.65%	139.09%[1]	29.90%	152.84%	87.97%	119.01%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

+	Total return calculation does not reflect sales load.

[1]	Not Annualized.

[2]	Annualized.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2007

The financial highlights table below is intended to help you understand the financial performance of the Liberty Fund’s Class C shares for the past 5 years. Certain information reflects financial results for a single Liberty Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

	Kelmoore Strategy® Liberty Fund — Class C
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003	Year Ended February 28, 2002
Net asset value, beginning of period	$48.03	$49.55	$53.70	$60.30	$53.10	$75.00	$89.30

Income/(loss) from investment operations:
Net investment loss	(0.26)	(0.64)	(0.46)	(0.30)	(0.70)	(1.10)	(1.00)
Net realized and unrealized gain/(loss) on investments	1.66	4.84	(0.04)	(0.05)	13.20	(15.20)	(3.10)
Payment from affiliate (Notes 7, 8)	—	0.07 **	—	—	—	—	—

Total from investment operations	1.40	4.27	(0.50)	(0.35)	12.50	(16.30)	(4.10)

Less distributions from:
Realized capital gains	(2.76)	—	(2.86)	(3.20)	(5.30)	(3.90)	(10.20)
Tax return of capital	—	(5.70)	(0.79)	(3.05)	—	(1.70)	—

Total distributions	(2.76)	(5.70)	(3.65)	(6.25)	(5.30)	(5.60)	(10.20)

Net asset value, end of period	$46.67	$48.12	$49.55	$53.70	$60.30	$53.10	$75.00

Total return	2.76%[1]	9.13%	(0.91)%[1]	(0.40)%	24.21%	(22.11)%	(5.00)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$17,405	$18,601	$23,250	$28,745	$21,832	$11,509	$14,753
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.03%[2]	3.09%	3.00%[2]	3.04%	3.11%	3.30%	4.53%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.00%[2]	2.96%	3.00%[2]	3.00%	3.00%	3.00%	3.00%
Ratio of net investment loss to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.09)%[2]	(1.34)%	(0.97)%[2]	(0.65)%	(1.67)%	(2.13)%	(3.57)%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.06)%[2]	(1.20)%	(0.97)%[2]	(0.61)%	(1.56)%	(1.83)%	(2.04)%
Portfolio turnover rate	110.78%[1]	195.75%	104.70%[1]	98.74%	193.32%	111.37%	131.62%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

[1]	Not Annualized.

[2]	Annualized.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2007

The financial highlights table below is intended to help you understand the financial performance of the Liberty Fund’s Class A shares for the past 5 years. Certain information reflects financial results for a single Liberty Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

	Kelmoore Strategy® Liberty Fund — Class A
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003	Year Ended February 28, 2002
Net asset value, beginning of period	$50.91	$51.84	$55.67	$61.80	$53.90	$75.60	$89.40

Income/(loss) from investment operations:
Net investment income/(loss)	(0.08)	(0.27)	(0.11)	0.07	(0.30)	(0.60)	(0.50)
Net realized and unrealized gain/(loss) on investments	1.76	5.07	(0.07)	0.05	13.50	(15.50)	(3.10)
Payment from affiliate (Notes 7, 8)	—	0.07 **	—	—	—	—	—

Total from investment operations	1.68	4.87	(0.18)	0.12	13.20	(16.10)	(3.60)

Less distributions from:
Realized capital gains	(2.76)	—	(2.86)	(3.20)	(5.30)	(3.90)	(10.20)
Tax return of capital	—	(5.70)	(0.79)	(3.05)	—	(1.70)	—

Total distributions	(2.76)	(5.70)	(3.65)	(6.25)	(5.30)	(5.60)	(10.20)

Net asset value, end of period	$49.83	$51.01	$51.84	$55.67	$61.80	$53.90	$75.60

Total return+	3.14%[1]	9.92%	(0.28)%[1]	0.41%	25.19%	(21.65)%	(4.39)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$21,261	$24,795	$33,381	$41,444	$29,477	$12,546	$12,039
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.28%[2]	2.34%	2.25%[2]	2.29%	2.36%	2.55%	3.78%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.25%[2]	2.21%	2.25%[2]	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(0.33)%[2]	(0.59)%	(0.21)%[2]	0.10%	(0.92)%	(1.38)%	(2.82)%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(0.30)%[2]	(0.46)%	(0.21)%[2]	0.14%	(0.81)%	(1.08)%	(1.29)%
Portfolio turnover rate	110.78%[1]	195.75%	104.70%[1]	98.74%	193.32%	111.37%	131.62%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

+	Total return calculation does not reflect sales load.

[1]	Not Annualized.

[2]	Annualized.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)	June 30, 2007

Note 1 — Significant Accounting Policies

Kelmoore Strategic Trust (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at June 30, 2007, consisted of four non-diversified investment portfolios (each a “Fund” and collectively the “Funds”), Kelmoore Strategy® Fund (“Strategy Fund”), Kelmoore Strategy® Eagle Fund (“Eagle Fund”), Kelmoore Strategy® Liberty Fund (“Liberty Fund”) and Kelmoore Strategy® Capitol Fund (“Capitol Fund”). As of June 30, 2007, Capitol Fund has not commenced investment operations. Each Fund’s primary strategy is to maximize realized gains from writing covered call options on common stocks using an active-management investment approach and to distribute those gains on a monthly basis. Variables such as equity market valuations, timing of shareholder investment flows, or below historical average option premiums may negate realized gains and therefore may result in distributions characterized as a return of investment principal.

Strategy Fund’s principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion and strong financial fundamentals and generally to sell or “write” related covered call options against most, if not substantially all, the shares of stock it owns. Eagle Fund’s principal strategy is to purchase the common stocks of a limited number of mid- and large-cap companies with market capitalization in excess of $1 billion and strong financial fundamentals and to generally sell or “write” related covered call options against most, if not substantially all, the shares of stock it owns. The Liberty Fund’s principal strategy is to purchase the common stocks of large-cap companies with market capitalization in excess of $10 billion and strong financial fundamentals and generally to sell or “write” related covered call options against most, if not substantially all, the shares of stock it owns.

As a secondary strategy, the Funds may “write” secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. Each Fund also may, under certain market conditions, seek to protect or “hedge” its portfolio against a decline in the value of the stocks it owns by acquiring put options. Each Fund currently intends to invest up to 50% of the premiums generated from covered call option writing to acquire put options but may direct investment in more or less put options in the Funds’ investment adviser’s sole discretion.

The Funds’ authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). These share classes differ mainly based on the application of sales load and distribution fees (see Note 3).

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. The Funds’ securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Valuation Committee under procedures approved by the Board. Since the Funds generally purchase highly liquid equity securities on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) -
(Continued)	June 30, 2007

closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally: (1) on a U.S. exchange are valued at the mean between the closing bid and asked prices; and (2) on a foreign exchange are valued at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Board.

B. Option Valuation. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange (“CBOE”). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or a loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions. As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) -
(Continued)	June 30, 2007

C. Investment Income and Securities Transactions. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Distributions to Shareholders. The Funds distribute substantially all of their net investment income and long-term capital gains, if any, annually. The Funds seek to pay monthly distributions to shareholders from net investment income, if any, and any net realized short-term capital gains, based in part on option premiums earned. Monthly distributions are not guaranteed, due to various factors, which may include Fund investment returns, shareholder activity, exercise of options that result in a capital loss, and options premiums generated. There may be insufficient net investment income or net short-term capital gain to fund monthly distributions, and some or all of the Fund’s distributions may be characterized, at the time of payment or later, as a return of capital. Distributions in excess of a Fund’s taxable income will be treated as a return of capital, and from time to time all or a significant portion of a Fund’s distributions may be characterized as a return of capital. Return of capital means that the Fund is returning a portion of the money that a shareholder invested in the Fund. Return of capital does not reflect a Fund’s investment performance, and shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s monthly distributions. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. Federal Income Taxes. The Funds’ intent is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions have been recorded.

F. Cash and Cash Equivalents. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Allocation of Expenses. Expenses that are specific to a Fund or share class are charged directly to that Fund or share class. Distribution expenses are solely borne by and charged to the respective class of shares. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

I. Net Asset Value. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day.

J. Recent Accounting Pronouncements. In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) -
(Continued)	June 30, 2007

minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has recently evaluated the application of the Interpretation to the Funds, and there is no significance of its impact on the Funds’ financial statements.

In addition, in September 2006, FASB issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of the Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the statements of operations for a fiscal period.

Note 2 — Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, during the six-months ended June 30, 2007 were as follows:

	Purchases	Sales
Strategy Fund	$99,240,553	$109,701,243
Eagle Fund	121,959,124	149,928,878
Liberty Fund	37,922,020	45,153,874

Transactions in option contracts written for the six-months ended June 30, 2007 were as follows:

	Strategy Fund		Eagle Fund
	Contracts	Premium	Contracts	Premium
Outstanding at December 31, 2006	1,839,600	$3,018,754	3,359,700	$5,842,181
Options written during period	9,774,100	14,109,000	14,541,700	20,318,319
Options exercised during period	(1,622,300)	(3,173,822)	(2,891,300)	(4,509,110)
Options expired during period	(2,420,900)	(2,509,307)	(3,465,800)	(3,664,583)
Options closed during period	(6,050,900)	(10,300,771)	(9,211,800)	(16,088,343)

Outstanding at June 30, 2007	1,519,600	$1,143,854	2,332,500	$1,898,464

	Liberty Fund
	Contracts	Premium
Outstanding at December 31, 2006	691,800	$1,100,572
Options written during period	3,074,400	4,325,954
Options exercised during period	(1,067,100)	(1,677,905)
Options expired during period	(1,175,000)	(1,236,663)
Options closed during period	(914,700)	(1,795,656)

Outstanding at June 30, 2007	609,400	$716,302

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) -
(Continued)	June 30, 2007

Note 3 — Investment Management Fee and Other Transactions with Affiliates

Kelmoore Investment Company, Inc. (“Kelmoore”) is a registered investment adviser (the “Adviser”) and provides the Funds with investment management services. The Adviser receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses (excluding extraordinary expenses and fees and expenses of Trustees who are deemed to not be “interested persons” of the Trust pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) through May 1, 2008, so that the total annual fund operating expenses for this period will not exceed 2.25% for Class A and 3.00% for Class C of each Fund (the “Expense Limitation”). Each Fund will carry forward, for a period not to exceed three (3) years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the effective prospectus.

For the six months ended June 30, 2007, the Adviser waived fees under the Expense Limitation and voluntarily waived fees (See Note 6) in the amounts listed below:

Fund	Expense Limitation	Voluntary Waivers	Total
Strategy Fund	$25,610	$48,548	$74,158
Eagle Fund	20,577	63,724	84,301
Liberty Fund	12,105	—	12,105

During the six-months ended June 30, 2007, the Adviser recouped $24,016, $22,120 and $5,495 of waived fees or reimbursed expenses related to the Strategy, Eagle and Liberty Funds, respectively.

At June 30, 2007, the balance of recoupable expenses along with year of expiration for the Strategy and Liberty Funds were as follows:

	2008	2009	2010	Total
Strategy Fund	$115,144	$42,027	$6,335	$163,506
Liberty Fund	63,781	59,570	6,610	129,961

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a “Plan”) that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse Kelmoore, as the Funds’ distributor (the “Distributor”), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the six-months ended June 30, 2007, the Strategy Fund reimbursed the Distributor $302,067 ($61,136 for Class A and $240,931 for Class C), the Eagle Fund

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) -
(Continued)	June 30, 2007

reimbursed the Distributor $365,349 ($90,631 for Class A and $274,718 for Class C) and the Liberty Fund reimbursed the Distributor $120,676 ($29,141 for Class A and $91,535 for Class C) for distribution and servicing expenses incurred.

The Strategy, Eagle and Liberty Funds’ Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund’s effective prospectus. For the six-months ended June 30, 2007, sales charges received by Kelmoore Investment Company Inc., as the Funds’ distributor, were as follows:

Strategy Fund	$98,785
Eagle Fund	141,840
Liberty Fund	66,822

A. Services Agreement. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company.

B. Brokerage Commissions. Kelmoore also is a registered broker-dealer and provides brokerage services to the Funds (the “Broker”). Each Fund, through the Adviser, places substantially all of its brokerage transactions, both in stocks and options, through the Broker’s brokerage trading operations. Kelmoore, acting as a broker, is an electronic access member of the International Securities Exchange (“ISE”), a leading electronic trading market for options, and directly executes a substantial portion of the Funds’ brokerage transactions through ISE or other market centers accessible to Kelmoore, such as Electronic Communications Networks, third party trading platforms and alternative trading networks. The Funds pay Kelmoore brokerage commissions for executing these transactions, which are separate from, and in addition to, the fees paid by the Funds to the Adviser for advisory services and to Kelmoore for distribution services. As the level of stock trading or option writing increases, the level of commissions paid by each Fund to the Adviser increases.

The commissions paid to the Broker are regularly reviewed and approved by the Independent Trustees of the Funds in accordance with Rule 17e-1 under the 1940 Act. Since the Broker receives compensation based on the number of shares and option contracts traded, there is an incentive for the Broker to effect as many transactions as possible because as the level of stock trading or options writing increases, the commissions paid by each Fund to the Broker also increases. The amount of such commissions is substantial when compared with such charges for other funds because of the Funds’ options and securities trading strategy. Nonetheless, with respect to each of the Strategy, Eagle and Liberty Funds, the number of covered call options written at any time is limited to the value of the stock positions in the Fund’s portfolio, which are used to cover or secure those options. These limits may mitigate the effect of the Adviser’s incentive to effect transactions for the Fund to which they apply.

The Adviser manages all aspects of each Fund’s options trading strategy through monitoring of trading markets. Matthew Kelmon, in addition to serving as portfolio manager for each Fund, is primarily responsible for overseeing and implementing the brokerage services provided to the Funds. The Board believes that the Adviser’s extensive knowledge base and securities trading experience are essential to maximizing each Fund’s options premiums while mitigating risk of losses. In addition to executing brokerage transactions for the Funds internally, the Adviser also directs, in its discretion, a portion of the Fund’s brokerage transactions for execution to unaffiliated broker-dealers, generally when, in the Adviser’s judgment, the market centers accessible to the Adviser lack sufficient liquidity and transparency for best execution.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) -
(Continued)	June 30, 2007

The Funds will not deal with the Broker (or any affiliate) in any transaction in which the Broker (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission (the “SEC”). For the six-months ended June 30, 2007, the Funds paid $228,467, $406,546 and $84,700 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to Kelmoore. Kelmoore as broker has arrangements with unaffiliated brokers who act as executing and clearing brokers for the Funds’ equity transactions and as clearing broker on options transactions, and these brokers are compensated by the Broker for these services. For certain equity and options transactions where the Adviser uses the services of a full service unaffiliated broker, the Funds are charged only the commissions and fees paid to that unaffiliated broker.

C. Officer and Trustee Compensation. Certain officers and Trustees of the Funds are affiliated persons of the Adviser and the Distributor. No officer, Trustee or employee of the Adviser, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives an annual retainer of $12,000 per year ($22,000 in the case of the Chairman of the Board and $15,500 in the case of the Chairman of the Audit Committee). The annual retainer is payable in equal installments at the end of each quarter. Additionally, each Independent Trustee receives a fee of $1,500 for each meeting of the Board attended and a fee of $1,000 for each committee meeting attended that does not occur on the same day as a meeting of the Board. Each Independent Trustee receives reimbursement for certain travel and other out-of-pocket expenses related to attending such meetings. The Trust does not have any retirement, pension or other compensation plan for the Trustees.

Note 4 — Tax Disclosure

The aggregate gross unrealized appreciation and depreciation at June 30, 2007 for the Funds is as follows:

	Cost	Depreciated Securities	Appreciated Securities	Net Unrealized Depreciation
Strategy Fund	$91,637,257	$(4,495,576)	$2,350,296	$(2,145,280)
Eagle Fund	124,159,745	(16,356,551)	1,746,604	(14,609,947)
Liberty Fund	31,703,495	(1,452,968)	618,602	(834,366)

No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of their taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2007.

The tax character of distributions paid during 2006 was as follows:

Return of Capital
Strategy Fund
Class C	$8,754,572
Class A	8,591,526
Eagle Fund
Class C	14,895,805
Class A	20,114,607

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) -
(Continued)	June 30, 2007

Return of Capital
Liberty Fund
Class C	2,393,322
Class A	3,166,395

At December 31, 2006, each of the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2009	2010	2012	2014	Total
Strategy Fund	$71,464,398	$62,519,008	$19,872,287	$1,562,216	$155,417,909
Eagle Fund	—	—	—	25,416,810	25,416,810
Liberty Fund	—	—	—	2,859,297	2,859,297

Note 5 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds.

Note 6 — Other Matters

The Adviser provides brokerage services to the Funds in connection with the Funds’ equities and options transactions. Without admitting or denying SEC allegations, the Adviser settled an enforcement action that was the result of an SEC audit that began in November of 2004. A copy of the Administrative Order posted on the SEC Website on January 18, 2007 is posted on the Adviser’s Website. In brief, over the past two years, the Enforcement Division of the SEC conducted an investigation regarding the commissions historically charged by the Adviser as broker in connection with the execution of options transactions for the Funds and regarding the prospectus disclosures concerning these commissions. The investigation focused on the policies, disclosures, and practices of the Adviser regarding the investment advisory and brokerage services charged to the Funds.

The Adviser is pleased that the matter has settled. Without admitting or denying the Commission’s findings, the Adviser agreed to pay $100,000 to settle Commission charges that the firm misled investors by significantly understating its mutual fund fees and charges. The Adviser also agreed to undertake certain disclosure and remedial reforms. The Commission issued an Order finding that while the firm purported to charge investors a 1.00% advisory fee, the fees and charges (including commissions paid to the Adviser, which were described in the Statement of Additional Information) would have ranged from 1.50% to over 3.00% had the Adviser “adequately disclosed” all its “advisory” charges. In accepting the Adviser’s settlement offer, the SEC acknowledged that the Adviser had relied on independent counsel in drafting the prospectus disclosure; nevertheless, the SEC asserted that the Adviser remained fully responsible for the disclosure, which the SEC alleged was misleading. The SEC acknowledged the Adviser’s cooperation with the SEC staff’s investigation and the Adviser’s prompt remedial actions to address the SEC staff’s concerns in advance of the settlement.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) -
(Continued)	June 30, 2007

After conducting an independent review of the issues involved in the examination and investigation, the Independent Trustees requested, and the Adviser agreed to reimburse the Funds, the amount of $1,737,672 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $803,080, $852,330 and $82,262, respectively) plus interest of $155,190 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $71,722, $76,121, and $7,347, respectively), representing the cost savings realized by the Adviser from the decrease in execution costs that were a component of the brokerage commissions paid to the Adviser by the Funds during the period July 1, 2003 through December 31, 2004 (“Voluntary Waiver”). The options commission rate charged by the Adviser to the Funds was substantially reduced effective January 1, 2005, and was further reduced in November 2005. The Adviser made a lump sum payment to the Funds of $1,481,200 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $684,550, $726,530, and $70,120, respectively) on February 24, 2006, with the balance of $411,662 (attributable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $190,252, $201,921, and $19,489, respectively) plus interest to be reimbursed to the Funds over time by temporarily waiving a portion of the Adviser’s investment advisory fee charged to the Funds in the amount of 10 basis points (0.10%) starting with April accruals that were due May 1, 2006. As of June 30, 2007, the balance due was $61,511 (attributable to the Strategy Fund and Eagle Fund in the amount of $50,893 and $10,618, respectively).

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION	June 30, 2007

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or by going to the SEC’s website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

In May, 2007, KPMG LLP (“KPMG”) succeeded PricewaterhouseCoopers LLP (“PwC”) as the Funds’ independent registered public accounting firm. The Funds’ selection of KPMG as its independent auditor was recommended by the Funds’ Audit Committee and was approved by the Funds’ Board of Trustees.

The reports on the financial statements audited by PwC for the years ended December 31, 2006 and December 31, 2005 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles or practices, financial statement disclosure, or auditing scope of procedures, which, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its financial statements of such years.

Kelmoore Strategic Trust

Disclosure Regarding Advisory Agreement Approvals

for Semi-Annual Period Ended June 30, 2007

Board Consideration of Advisory Agreement (unaudited)

The Board of Trustees (the “Board”) of Kelmoore Strategic Trust (the “Trust”) oversees the management of each series of the Trust and, as required by law, determines whether to initially approve or approve the renewal of any investment advisory agreement for management of each series of the Trust. The Trust and Kelmoore Investment Company, Inc. (the “Adviser”) are parties to an Investment Advisory Agreement (“Strategy Fund Agreement”) on behalf of the Kelmoore Strategy® Fund, Kelmoore Strategy® Eagle Fund and Kelmoore Strategy® Liberty Fund, each a series of the Trust (collectively, the “Strategy Funds”), pursuant to which the Adviser is responsible for managing the investments of the Strategy Funds. The Strategy Fund Agreement was initially approved by the Board, including a separate vote of the Trustees who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940) (the “Independent Trustees”), on behalf of the Kelmoore Strategy® Fund on March 22, 1999. The Board approved the Strategy Fund Agreement for Kelmoore Strategy® Eagle Fund and Kelmoore Strategy® Liberty Fund on May 8, 2000 and August 14, 2000, respectively. At a meeting of the Board of Trustees held on February 13, 2007, the Trustees, by a unanimous vote, including a separate vote of the Independent Trustees, approved the renewal of the Strategy Fund Agreement for an additional one-year term.

The Strategy Fund Agreement continues in effect from year to year after its initial term if such continuance is approved annually by the Board or by a vote of a majority of the outstanding shares of the respective Fund, and, in either case, by the vote of a majority of the Trustees, including a separate vote of the Independent Trustees.

Information Reviewed

During the course of the year, the Board received a wide variety of materials relating to the services provided by the Adviser and the performance of the Strategy Funds. In addition, in advance of the February 13, 2007 meeting, the Board, including the Independent Trustees, requested, received and reviewed materials relating to the Strategy Fund Agreement. The Adviser provided materials to the Board for its evaluation based on this request from the Board, and the Trustees were advised by independent legal counsel with respect to these and other relevant matters. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis in connection with Board and committee meetings.

Each of the Trustees received a copy of the Strategy Fund Agreement and a memorandum from independent legal counsel to the Independent Trustees discussing the factors generally regarded as appropriate to consider in evaluating advisory arrangements. The Independent Trustees met with their independent legal counsel and the Adviser on February 13, 2007 to discuss whether to approve/renew the Strategy Fund Agreement.

The Board reviewed reports (the “Lipper Reports”) prepared by Lipper, Inc. (“Lipper”), as well as certain other reports and information related to investment performance and expenses. The Lipper Reports included expense summaries and recent and long term performance summaries for each of the Strategy Funds in comparison to certain other mutual funds identified by Lipper. The Lipper Reports also included information regarding advisory fee rates, expense ratios, beta analysis, and transfer agency, custodial and distribution expenses, and performance comparisons to an index or indices and to certain other mutual funds, including four covered call option writing funds, managed by other advisers.

The Board also considered the Strategy Funds’ brokerage commissions, including payments made to the Adviser as broker. Other aspects of the Adviser’s services to the Trust were also considered, including compliance and supervision of third-party service providers (e.g., custodian, administrator, transfer agent and fund accountant), shareholder servicing, accounting and administrative services, information furnished to investors and shareholders (including the Strategy Funds’ prospectus, Statement of Additional Information, shareholder reports and quarterly reports), and services of a chief compliance officer provided by the Adviser to the Strategy Funds. The Board also reviewed information concerning the Adviser’s profitability, financial results and condition, including advisory fee revenue and separate account advisory fee schedules.

In considering the Strategy Fund Agreement and evaluating the fairness of the compensation paid by the Strategy Funds, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. Discussed below are certain factors considered by the Board, and the conclusions the Board reached in approving the Strategy Fund Agreement. This discussion is not intended to be all-inclusive. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all the information taken as a whole. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Nature, Quality, and Extent of Services Provided

The Board considered the benefits to shareholders of retaining the Adviser as the investment adviser to the Strategy Funds, particularly in light of the nature, extent, and quality of services provided by the Adviser, including: the Adviser’s history in the management of the Strategy Funds; the ability of the Adviser to provide an appropriate level of support and resources to the Strategy Funds and whether the Adviser has qualified personnel to enable it to perform its functions under the Strategy Fund Agreement; the background and experience of the Adviser’s senior management; the breadth of the Adviser’s compliance program; the Adviser’s performance in the areas of compliance, administration and shareholder communication and services, supervision of operations of the Strategy Funds and general oversight of other service providers. The Board considered the recent settlement order related to the SEC examination and investigation of the Strategy Funds and the Adviser that was issued on January 18, 2007 (as discussed in greater detail in note 6 to the financial statements contained in this report). The Board acknowledged that the services provided by the Adviser are extensive in nature and that the amount of attention expected to be given to the Strategy Funds by the Adviser is substantial. The Board considered the amount of time the Adviser’s portfolio management personnel devote to the Strategy Funds. The Board concluded that it was satisfied with the nature, extent and quality of investment management and other services expected to be provided to the Strategy Funds by the Adviser.

Performance of the Fund and the Adviser

The Board reviewed reports provided to it, which contained performance information, including recent, medium and long-term performance, for the Strategy Funds and other funds with similar investment objectives or funds that utilize, to some degree, a strategy of selling covered call options on their portfolio. The Board also considered the rankings of the Strategy Funds presented in the Lipper Reports. The Board considered information about the Strategy Funds’ historical performance, including the Adviser’s explanation that, although the performance of the Strategy Funds has been below that of the average of the funds and indices presented in the reports, and in the indices contained in the Strategy Funds’ prospectus for certain periods, the Adviser employs a specialized strategy that does not lend itself to comparison with many of the other funds or indices. The Board noted that, based on the presentation of the Adviser, there are very few registered funds that use an investment strategy that is similar to the strategy employed by the Adviser in managing the Strategy Funds, and therefore there is no true broad-based “peer” group against which to compare the Strategy Funds’ performance. The Board considered the importance of the Strategy Funds being managed consistent with their stated investment strategies, as opposed to in relation to general peer groupings. Based on their evaluation of this information, the Board concluded that the Adviser continues to manage the Strategy Funds consistent with their stated investment strategies. The Board noted that the Adviser has discussed with the Board from time to time adjustments to the investment strategies employed by the Strategy Funds regarding their equity holdings of the Strategy Funds, and requested that the Adviser continue to review this area and report back to the Board.

Costs, Profitability of the Adviser and, Ancillary Benefits

The Board considered the cost of services to be provided and profits to be realized by the Adviser from the relationship with the Trust, including the overall financial soundness of the Adviser, and any ancillary benefits to be received by the Adviser.

Costs of Services. The Board reviewed the management fee rates and information regarding the expense levels of the Strategy Funds. The Board compared the Strategy Funds’ management fee rates and expense ratios to other funds in the Lipper Reports, and considered the rankings given the Strategy Funds in the Lipper Reports with respect to advisory fee and expense ratios. The Board also considered information in the Lipper Reports and in materials prepared by the Adviser regarding the advisory fees charged by other investment advisers for other registered investment companies. The Board noted that, based on the presentation of the Adviser, due to the strategy employed by the Adviser in managing the Strategy Funds, there is no true broad-based “peer” group against which to compare the Strategy Funds’ expenses. The Board noted that the advisory fee rates of each of the Strategy Funds were below the average advisory fee rates of the funds presented in the Lipper Reports, while the overall expenses of the Strategy Funds, as capped, were above the average of the overall expenses of the funds presented in the Lipper Reports. The Board noted that the advisory fees for the Strategy Funds have been the same since inception and that the Adviser has not recommended an increase in fees. The Board also considered the fact that the Adviser has historically provided substantial subsidies to the Strategy Funds in the form of expense waivers and reimbursements during certain periods of the Strategy Funds’ operations. The Board considered the fee structure applied to the Strategy Funds as compared to the fee structure in place for the Adviser’s separately managed accounts, but noted that the Adviser has indicated that those accounts have strategies and techniques that in general differ from those employed by the Strategy Funds.

Profitability and Costs of Services to the Adviser and Ancillary Benefits. The Board reviewed reports of the Adviser’s financial position, overall profitability and estimated overall profitability, and considered the Adviser’s profitability relative to the services provided. The Board reviewed profitability information provided by the Adviser, which included information about the fee waivers and reimbursements provided by the Adviser to the Strategy Funds and an analysis of the revenues the Adviser receives for each Strategy Fund from all sources in relation to the total revenues for the Adviser. The Board also reviewed the Adviser’s financial statements and considered a profitability report from the Adviser which indicated that the Adviser operated at a loss for its most recently completed fiscal year. The Board also noted that the magnitude of costs and risks borne by the Adviser in rendering advisory services to the Strategy Funds (including risks in the compliance, securities valuation and investment management processes) are substantial.

The Board also considered ancillary benefits to be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Trust. The Board noted that the potential benefits to be derived by the Adviser included brokerage commissions received by the Adviser (in its capacity as broker), as well as intangible benefits resulting from the Adviser’s association with the Strategy Funds and an increase in assets under management, such as reputational benefits and potential access to additional research resources. The Board noted that the Adviser does not pay for reports, research and other services obtainable from brokers and their affiliates through brokerage commissions paid to such brokers (commonly known as “soft dollar” arrangements). The Board considered the Strategy Funds’ historical and current practice of utilizing the Adviser’s services as broker in connection with substantially all of the Strategy Funds’ options and equity transactions. The Board discussed the brokerage commissions on options and equity transactions that the Adviser (in its capacity as broker) earns as the primary broker for the Strategy Funds. The Board noted that the Adviser must select brokers, including itself, based on the Strategy Funds’ requirements for seeking best execution. In evaluating the reasonableness of the brokerage commissions paid by the Strategy Funds, the Board considered the nature of the brokerage services provided and the significant reductions in the options and equity commission rates charged by the Adviser to the Strategy Funds and the methods used by the Adviser in effecting options transactions on behalf of the Strategy Funds. The Board members noted that these actions have resulted in substantial cost reductions for the Strategy Funds and are expected to result in greater operational efficiencies. The Board concluded that any other ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Strategy Funds during the most recently completed fiscal year of the Strategy Funds were consistent with the types of benefits generally derived by investment advisers to mutual funds.

The Board concluded that the fees charged to the Strategy Funds by the Adviser, and the profitability of the Adviser’s relationship with the Strategy Funds, including ancillary benefits, are fair and reasonable.

Economies of Scale

The Board considered the potential of the Adviser and the Strategy Funds to experience economies of scale as the Strategy Funds grow in size and whether the management fee rates for the Strategy Funds are reasonable in relation to each Strategy Fund’s assets and any economies of scale that may exist. The Board noted that the Strategy Fund Agreement does not reflect breakpoints in the advisory fees as the assets grow. The Board noted, however, that the relatively small asset levels of the Strategy Funds prevent the Adviser or the Strategy Funds from realizing significant economies of scale at the present time and may contribute to the relatively higher expenses of the Strategy Funds relative to the other funds presented in the Lipper Reports. The Board also recognized that the Adviser has historically subsidized the Strategy Funds and has voluntarily provided expense limitation undertakings to the Strategy Funds. The Board concluded that in consideration of the size and operating history of the Strategy Funds and the fee and financial information considered by the Board for each of the Strategy Funds, the current fee structures reflected in the Strategy Fund Agreement are appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the Strategy Funds had achieved economies of scale, and the appropriateness of management and other fees payable to the Adviser, in the future.

Conclusion

Based on their evaluation of all material factors and assisted by the advice of independent legal counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that: (i) the compensation payable under the Strategy Fund Agreement bears a reasonable relationship to the services to be rendered and is fair and reasonable; and (ii) the Strategy Fund Agreement is in the best interests of the Strategy Funds and their shareholders and should be renewed for a one year period.

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For More Information

Administrator, Transfer Agent
and Fund Accounting Agent
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(877) KELMOORE (535-6667)

Custodian
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Counsel
Dechert LLP
4675 MacArthur Court, Suite 1400
Newport Beach, CA 92660-8842

Independent Registered Public
Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

Kelmoore Strategic Trust
2465 E. Bayshore Road
Suite 300
Palo Alto, CA 94303

For Additional Information about

The Kelmoore Strategy® Funds

Call 877-328-9456

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Kelmoore Strategic Trust

By (Signature and Title)*	/s/ Matthew Kelmon
Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date    August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew Kelmon
Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date August 29, 2007

By (Signature and Title)*	/s/ Shawn K. Young
Shawn K. Young, Treasurer (principal financial officer)

Date    August 28, 2007

*	Print the name and title of each signing officer under his or her signature.